Schedule of Effect on Cash Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Loss from continuing operations	$ (48,735)	$ (17,997)	$ (44,216)
Impact on cash generated from operations	(3,590)	(7,714)	1,493
Impact on cash used in investing activities	$ (32,072)	(1,269)	$ (4,566)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Loss from continuing operations		(14,440)
Trade and other receivables		(1,608)
Trade and other payables and provisions		(739)
Impact on cash generated from operations
Purchase of property, plant and equipment		(985)
Investment in capital projects		(2,249)
Impact on cash used in investing activities
Restatement [member]
IfrsStatementLineItems [Line Items]
Loss from continuing operations		(17,306)
Trade and other receivables		(529)
Trade and other payables and provisions		(917)
Impact on cash generated from operations
Purchase of property, plant and equipment		(128)
Investment in capital projects		(1,141)
Impact on cash used in investing activities
Net Adjustment [Member]
IfrsStatementLineItems [Line Items]
Loss from continuing operations		2,866
Trade and other receivables		(1,079)
Trade and other payables and provisions		178
Impact on cash generated from operations		1,965
Purchase of property, plant and equipment		(857)
Investment in capital projects		(1,108)
Impact on cash used in investing activities		$ (1,965)